As filed with the Securities and Exchange Commission on July 20, 2005

                                                     REGISTRATION NO. 333-124137


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. ___

                        POST-EFFECTIVE AMENDMENT NO. _1_

                        (Check appropriate box or boxes)

                                ----------------
                                   LKCM FUNDS
               (Exact Name of Registrant as Specified in Charter)
                         301 Commerce Street, Suite 1600
                             Fort Worth, Texas 76102
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (817) 332-3235


                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036


                       -----------------------------------


     This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

     No filing fee is due because of Registrant's reliance on Section 24(f) of the Investment Company Act of 1940.

                                   LKCM FUNDS
                                    FORM N-14

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14


   This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Part A - Combined Proxy and Prospectus of LKCM Funds and the Aquinas
         Funds, Inc.(1)

Part B - Statement of Additional Information to the Combined Proxy and
         Prospectus(1)

Part C - Other Information

Signature Page

Exhibit Index

Exhibits







This Post-Effective Amendment is being filed for the purpose of including in the Registration Statement an executed copy of the following: 1) an opinion of counsel supporting the tax matters, 2) a consent and opinion of counsel, and 3) a consent of the auditors, Deloitte & Touche LLP.

------------------

(1) Incorporated by reference from Form N-14AE of the Trust, SEC file no. 333-124137, filed previously via EDGAR on April 18, 2005.

                                   LKCM FUNDS
                                    FORM N-14

                                     PART C

                                OTHER INFORMATION




Item 15. Indemnification.
-------- ----------------

     Reference is made to Article VI of the Registrant's Declaration of Trust, incorporated by reference as Exhibit 1 hereto. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provision, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 16. EXHIBITS.
-------- ---------
                                   DESCRIPTION
                                   -----------
(1)  Agreement and Declaration of Trust(1)

     (i) Amended Agreement and Declaration of Trust(2)

(2)  By-Laws(1)

     (ii) Amended By-Laws(2)

(3)  None

(4)  Form of Agreement and Plan of Conversion and Termination(8)

(5)  Instruments Defining Rights of Holders(1)(2)

                                  DESCRIPTION
                                  -----------
(6)  Investment Advisory Agreement dated June 21, 1994(1)

     (i) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the Small Cap Equity Fund dated June 21, 1994(1)

     (ii) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Equity Fund dated December 5, 1995(1)

     (iii) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Balanced Fund dated December 30, 1997(3)

     (iv) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Fixed Income Fund dated December 30, 1997(3)

     (v) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM International Fund dated December 30, 1997(3)

     (vi) Amended Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM International Fund(2)

     (vii) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM Funds(7)

(7)  Distribution Agreement between LKCM Funds and Quasar Distributors, LLC(4)

     (i) Amendment to Distribution Agreement(5)

     (ii) Amendment to Distribution Agreement(7)

(8)  None

(9) Custodian Servicing Agreement between LKCM Funds and Firstar Bank, N.A. dated September 10, 1997(1)

     (i) Fee Schedule to the Custodian Servicing Agreement with respect to the LKCM Balanced Fund and LKCM Fixed Income Fund dated December 30, 1997(3)

     (ii) Global Custody Agreement between The Chase Manhattan Bank, Firstar Bank, N.A. and LKCM Fund on behalf of its LKCM International Fund dated December 31, 1997(3)

     (iii) Custodian Agreement between LCKM Funds and SEI(4)

     (iv) Amendment to the Custodian Servicing Agreement(7)

                                  DESCRIPTION
                                  -----------

(10) LKCM Fund Distribution Plan

     (i) LKCM Fund Distribution Plan(1)

     (ii) LKCM Fund Distribution Plan for Adviser Class(5)

     (iii) Amended LKCM Fund Distribution Plan(7)

     (iv) Rule 18f-3 Multiple Class Plan(5)

(11) Opinion and Consent of Counsel - filed herewith

(12) Tax Opinion - filed herewith

(13) Fund Administration Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated September 10, 1997(1)

     (i) Fee Schedule to the Fund Administration Servicing Agreement with respect to the LKCM Balanced Fund and LKCM Fixed Income Fund dated December 30, 1997(3)

     (ii) Fee Schedule to the Fund Administration Servicing Agreement with respect to the LKCM International Fund dated December 30, 1997(3)

     (iii) Sub-Administration Agreement among LKCM Funds, U.S. Bancorp Fund Services, LLC and SEI (6)

     (iv) Fund Accounting Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated September 10, 1997(1)

     (v) Fee Schedule to the Fund Accounting Servicing Agreement with respect to the LKCM Balanced Fund, LKCM Fixed Income Fund and LKCM International Fund dated December 30, 1997(3)

     (vi) Transfer Agent Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services dated September 10, 1997(1)

     (vii) Fee Schedule to the Transfer Agent Servicing Agreement with respect to the LKCM Balanced Fund, LKCM Fixed Income Fund and LKCM International Fund dated December 30, 1997(3)

     (viii) Master-Feeder Participation Agreement(2)

     (ix) Amendment to Transfer Agent Agreement(5)

     (x) Amendment to Fund Administration Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC(7)

     (xi) Amendment to Fund Accounting Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC(7)

     (xii) Amendment to Transfer Agent Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC(7)

(14) Consent of Deloitte & Touche - filed herewith

(15) Not Applicable

                                  DESCRIPTION
                                  -----------
(16) Power of Attorney(4)

(17) Other - none

----------------------------------
     (1) Incorporated by reference from Post Effective Amendment No. 6 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on October 14, 1997.

     (2) Incorporated by reference from Post Effective Amendment No. 14 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on September 29, 2000.

     (3) Incorporated by reference from Post Effective Amendment No. 8 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on February 27, 1998.

     (4) Incorporated by reference from Post-Effective Amendment No. 16 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on April 30, 2002.

     (5) Incorporated by reference from Post-Effective Amendment No. 17 to the Registration Statement of the Trust, SEC File No. 33-75115, filed previously via EDGAR on February 28, 2003.

     (6) Incorporated by reference from Post-Effective Amendment No. 19 to the Registration Statement of the Trust, SEC File No. 33-75115, filed previously via EDGAR on April 29, 2004.

     (7) Incorporated by reference from Post-Effective Amendment No. 25 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on July 8, 2005.

     (8) Incorporated by reference from Form N14AE of the Trust, SEC File No. 333-124137, filed previously via EDGAR on April 18, 2005.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Fort Worth, and the State of Texas, on the 18th day of July 2005.

                                              LKCM FUNDS

                                              By:  /s/ Luther King, Jr.
                                                   --------------------
                                                   J. Luther King, Jr.
                                                   President

     As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


NAME                          TITLE                                    DATE
----                          -----                                     ----
                              Trustee, President and Chief         July 18, 2005
/s/ Luther King, Jr.          Executive Officer
----------------------
J. Luther King, Jr.
                              Chairman                             July 18, 2005
H. Kirk Downey*
----------------------
H. Kirk Downey

                              Trustee                              July 18, 2005
Earle A. Shields, Jr.*
----------------------
Earle A. Shields, Jr.

                              Vice President, Treasurer and        July 18, 2005
/s/ Jacqui Brownfield         Secretary
----------------------
Jacqui Brownfield


/S/ Jacqui Brownfield
----------------------
By Jacqui Brownfield

Attorney-in-fact pursuant to the Power of Attorney incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement of LKCM Funds, SEC File No. 33-75116, filed previously via EDGAR on April 30, 2002.

                                   LKCM FUNDS
                                  EXHIBIT INDEX


Exhibit                         Description
Number                          -----------
------
(11)                    Opinion and Consent of Counsel

(12)                    Tax Opinion

(14)                    Consent of Deloitte & Touche